Fair value of financial instruments	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2021 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at July 31, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$86,863	$–	$–	$11,282	$11,282	$98,145	$98,145
Securities
Trading	131,696	10,290	–	–	–	–	141,986	141,986
Investment, net of applicable allowance	–	–	82,069	536	74,204	70,565	156,809	153,170
	131,696	10,290	82,069	536	74,204	70,565	298,795	295,156
Assets purchased under reverse repurchase agreements and securities borrowed	268,448	–	–	–	50,117	50,117	318,565	318,565
Loans, net of applicable allowance
Retail	66	274	207	–	535,600	510,000	536,147	510,547
Wholesale	7,697	3,186	592	–	248,692	243,385	260,167	254,860
	7,763	3,460	799	–	784,292	753,385	796,314	765,407
Other
Derivatives	122,058	–	–	–	–	–	122,058	122,058
Other assets (1)	3,923	–	–	–	68,922	68,922	72,845	72,845
Financial liabilities
Deposits
Personal	$297	$18,667			$373,303	$371,179	$392,267	$390,143
Business and government (2)	539	147,842			591,086	589,726	739,467	738,107
Bank (3)	–	9,979			36,891	36,881	46,870	46,860
	836	176,488			1,001,280	997,786	1,178,604	1,175,110
Other
Obligations related to securities sold short	38,504	–			–	–	38,504	38,504
Obligations related to assets sold under repurchase agreements and securities loaned	–	259,108			22,041	22,041	281,149	281,149
Derivatives	119,868	–			–	–	119,868	119,868
Other liabilities (4)	357	73			73,798	73,665	74,228	74,095
Subordinated debentures	–	–			10,111	9,850	10,111	9,850

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	–	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2022						October 31, 2021

	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value

Financial assets
Interest-bearing deposits with banks	$–	$86,863	$–	$		$86,863	$–	$56,896	$–	$		$56,896
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,076	3,468	–			11,544	8,977	2,380	–			11,357
Provincial and municipal	–	14,071	–			14,071	–	11,068	–			11,068
U.S. federal, state, municipal and agencies (1)	594	35,526	10			36,130	215	22,738	25			22,978
Other OECD government (2)	1,894	3,488	–			5,382	2,729	5,730	–			8,459
Mortgage-backed securities (1)	–	3	–			3	–	4	–			4
Asset-backed securities						–
Non-CDO securities (3)	–	1,045	2			1,047	–	891	2			893
Corporate debt and other debt	–	21,814	12			21,826	–	23,085	25			23,110
Equities	46,741	3,423	1,819			51,983	56,826	3,015	1,530			61,371
	57,305	82,838	1,843			141,986	68,747	68,911	1,582			139,240
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	2,079	2,209	–			4,288	1,973	1,730	–			3,703
Provincial and municipal	–	3,197	–			3,197	–	3,132	–			3,132
U.S. federal, state, municipal and agencies (1)	10	34,934	–			34,944	12	34,815	–			34,827
Other OECD government	–	5,542	–			5,542	–	5,956	–			5,956
Mortgage-backed securities (1)	–	2,780	22			2,802	–	2,727	20			2,747
Asset-backed securities						–
CDO	–	7,001	–			7,001	–	7,074	–			7,074
Non-CDO securities	–	502	–			502	–	586	–			586
Corporate debt and other debt	–	23,641	152			23,793	–	19,625	152			19,777
Equities	41	146	349			536	46	153	334			533
	2,130	79,952	523			82,605	2,031	75,798	506			78,335
Assets purchased under reverse repurchase agreements and securities borrowed	–	268,448	–			268,448	–	265,011	–			265,011
Loans	–	11,128	894			12,022	–	11,501	1,077			12,578
Other
Derivatives
Interest rate contracts	–	30,430	303			30,733	–	33,857	320			34,177
Foreign exchange contracts	–	73,181	65			73,246	–	41,224	74			41,298
Credit derivatives	–	357	–			357	–	34	–			34
Other contracts	2,803	17,903	188			20,894	3,175	17,955	26			21,156
Valuation adjustments	–	(1,901)	15			(1,886)	–	(819)	9			(810)
Total gross derivatives	2,803	119,970	571			123,344	3,175	92,251	429			95,855
Netting adjustments					(1,286)	(1,286)					(314)	(314)
Total derivatives						122,058						95,541
Other assets	1,242	2,666	15			3,923	1,474	2,635	–			4,109
	$63,480	$651,865	$3,846		$(1,286)	$717,905	$75,427	$573,003	$3,594		$(314)	$651,710
Financial liabilities
Deposits
Personal	$–	$18,783	$181	$		$18,964	$–	$18,498	$151	$		$18,649
Business and government	–	148,381	–			148,381	–	132,369	–			132,369
Bank	–	9,979	–			9,979	–	17,251	–			17,251
Other
Obligations related to securities sold short	16,021	22,483	–			38,504	18,345	19,496	–			37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	259,108	–			259,108	–	236,147	–			236,147
Derivatives
Interest rate contracts	–	27,600	958			28,558	–	28,566	955			29,521
Foreign exchange contracts	–	70,782	38			70,820	–	40,484	27			40,511
Credit derivatives	–	122	–			122	–	120	–			120
Other contracts	3,439	18,406	583			22,428	3,699	17,456	419			21,574
Valuation adjustments	–	(768)	(6)			(774)	–	38	(11)			27
Total gross derivatives	3,439	116,142	1,573			121,154	3,699	86,664	1,390			91,753
Netting adjustments					(1,286)	(1,286)					(314)	(314)
Total derivatives						119,868						91,439
Other liabilities	295	132	3			430	258	560	7			825
	$19,755	$575,008	$1,757		$(1,286)	$595,234	$22,302	$510,985	$1,548		$(314)	$534,521

(1)	As at July 31, 2022, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,168 million

and $nil (October 31, 2021 – $13,124 million and $nil), respectively, and in all fair value levels of Investment securities were $14,571 million
and $2,866
millio
n

(October 31, 2021 – $13,542 million and $2,592 million), respectively.
(2)	Organisation for Economic Co-operation and Development (OECD).
(3)	Collateralized debt obligations (CDO).
Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended July 31, 2022, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at July 31, 2022, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our audited 2021 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$16	$–	$–	$–	$(6)	$–	$–	$10	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	5	–	–	–	(2)	9	–	12	–
Equities	1,759	(4)	(4)	84	(16)	–	–	1,819	(5)
	1,782	(4)	(4)	84	(24)	9	–	1,843	(5)
Investment
Mortgage-backed securities	21	–	1	–	–	–	–	22	n.a.
Corporate debt and other debt	149	–	3	–	–	–	–	152	n.a.
Equities	349	–	(2)	2	–	–	–	349	n.a.
	519	–	2	2	–	–	–	523	n.a.
Loans	782	4	(1)	136	(3)	9	(33)	894	7
Other
Net derivative balances (3)
Interest rate contracts	(663)	6	–	(7)	(8)	15	2	(655)	–
Foreign exchange contracts	24	(13)	(2)	1	(2)	9	10	27	(1)
Other contracts	(436)	10	2	(23)	–	10	42	(395)	16
Valuation adjustments	28	–	–	(7)	–	–	–	21	–
Other assets	15	–	–	–	–	–	–	15	–
	$2,051	$3	$(3)	$186	$(37)	$52	$21	$2,273	$17
Liabilities
Deposits	$(157)	$3	$–	$(7)	$6	$(39)	$13	$(181)	$5
Other
Other liabilities	(3)	–	–	–	–	–	–	(3)	–
	$(160)	$3	$–	$(7)	$6	$(39)	$13	$(184)	$5

	For the three months ended July 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$33	$–	$1	$–	$(5)	$–	$–	$29	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	18	–	–	5	1	–	–	24	–
Equities	1,366	27	13	84	(32)	–	–	1,458	71
	1,419	27	14	89	(36)	–	–	1,513	71
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	146	–	7	–	1	–	–	154	n.a.
Equities	322	–	(3)	4	(4)	–	–	319	n.a.
	488	–	5	4	(3)	–	–	494	n.a.
Loans	1,145	13	11	44	(5)	–	(153)	1,055	(15)
Other
Net derivative balances (3)
Interest rate contracts	(666)	48	1	(6)	(4)	6	(2)	(623)	47
Foreign exchange contracts	46	5	–	(1)	(13)	–	(2)	35	5
Other contracts	(341)	2	(5)	–	–	(50)	10	(384)	(13)
Valuation adjustments	21	–	–	–	(6)	–	–	15	–
Other assets	2	–	–	–	(2)	–	–	–	–
	$2,114	$95	$26	$130	$(69)	$(44)	$(147)	$2,105	$95
Liabilities
Deposits	$(70)	$(7)	$–	$(37)	$3	$(36)	$36	$(111)	$(5)
Other
Other liabilities	(11)	–	–	–	4	–	–	(7)	–
	$(81)	$(7)	$–	$(37)	$7	$(36)	$36	$(118)	$(5)

	For the nine months ended July 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held

Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(16)	$–	$–	$10	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(2)	–	–	(7)	9	(13)	12	–
Equities	1,530	74	30	245	(61)	1	–	1,819	75
	1,582	72	31	245	(84)	10	(13)	1,843	75
Investment
Mortgage-backed securities	20	–	2	–	–	–	–	22	n.a.
Corporate debt and other debt	152	–	–	–	–	–	–	152	n.a.
Equities	334	–	41	10	(1)	–	(35)	349	n.a.
	506	–	43	10	(1)	–	(35)	523	n.a.
Loans	1,077	(9)	(33)	353	(465)	25	(54)	894	(54)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(151)	(2)	93	58	15	(33)	(655)	38
Foreign exchange contracts	47	(60)	(1)	22	10	9	–	27	(49)
Other contracts	(393)	194	(9)	(138)	48	(183)	86	(395)	218
Valuation adjustments	20	–	–	(7)	(11)	19	–	21	–
Other assets	–	–	–	15	–	–	–	15	–
	$2,204	$46	$29	$593	$(445)	$(105)	$(49)	$2,273	$228
Liabilities
Deposits	$(151)	$(6)	$(1)	$(86)	$23	$(75)	$115	$(181)	$10
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(158)	$(6)	$(1)	$(86)	$27	$(75)	$115	$(184)	$10

	For the nine months ended July 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(2)	$–	$(13)	$–	$–	$29	$1
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(1)	–	8	(3)	14	(24)	24	–
Equities	1,261	75	(53)	248	(98)	25	–	1,458	79
	1,337	74	(55)	256	(114)	39	(24)	1,513	80
Investment
Mortgage-backed securities	27	–	(6)	–	–	–	–	21	n.a.
Corporate debt and other debt	160	–	(9)	–	3	–	–	154	n.a.
Equities	335	–	(18)	4	(2)	–	–	319	n.a.
	522	–	(33)	4	1	–	–	494	n.a.
Loans	1,070	(10)	2	177	(5)	70	(249)	1,055	20
Other
Net derivative balances (3)
Interest rate contracts	(588)	17	(1)	6	(44)	(3)	(10)	(623)	(18)
Foreign exchange contracts	22	30	1	14	(27)	7	(12)	35	(29)
Other contracts	(301)	5	8	(56)	47	(274)	187	(384)	15
Valuation adjustments	40	–	–	–	(25)	–	–	15	–
Other assets	53	(39)	(2)	–	(12)	–	–	–	–
	$2,155	$77	$(80)	$401	$(179)	$(161)	$(108)	$2,105	$68
Liabilities
Deposits	$(139)	$(62)	$5	$(129)	$50	$(113)	$277	$(111)	$6
Other
Other liabilities	(38)	22	1	–	8	–	–	(7)	23
	$(177)	$(40)	$6	$(129)	$58	$(113)	$277	$(118)	$29

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in other comprehensive income (OCI) were $9 million
for the three months ended July 31, 2022 (July 31, 2021 – gains of $1 million) and gains of $53 million for the nine months ended July 31, 2022 (July 31, 2021 – losses of $10 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2022 included derivative assets of $571 million (July 31, 2021 – $480 million) and derivative liabilities of $1,573 million (July 31, 2021 – $1,437 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended July 31, 2022, there were no significant transfers out of Level 1 to Level 2 or out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended July 31, 2022, there were no
significant transfers out of Level 2 to Level 3 or out of Level 3 to Level 2.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$2,879	$1,125	$5,873	$3,377
Financial instruments measured at fair value through other comprehensive income	312	85	513	279
Financial instruments measured at amortized cost	7,546	5,787	19,487	17,475
	10,737	6,997	25,873	21,131
Interest expense (1)
Financial instruments measured at fair value through profit or loss	2,346	706	4,292	2,145
Financial instruments measured at amortized cost	2,501	1,239	5,146	4,045
	4,847	1,945	9,438	6,190
Net interest income	$5,890	$5,052	$16,435	$14,941

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income: for the three months ended July 31, 2022, Interest income of $143 million
(July 31, 2021 – $146 million), and Interest expense of $1
million
(July 31, 2021 – $1 million); for the nine months ended July 31, 2022, Interest income of $486 million (July 31, 2021 – $434 million), and Interest expense of $4 million (July 31, 2021 – $3 million).
(2)	Includes dividend income for the three months ended July 31, 2022 of $730 milli
on
(July 31, 2021 – $606 million) and for the nine months ended July 31, 2022 of $2,170 million (July 31, 2021 – $1,823 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.